Warrants	6 Months Ended	12 Months Ended
	Sep. 30, 2023	Mar. 31, 2023
Warrants [Abstract]
WARRANTS

NOTE 12 — WARRANTS

As of September 30, 2023, YS Group has 10,750,000 public warrants and 6,000,000 private warrants.

YS Group accounts for its outstanding warrants in accordance with ASC 815-40-15-7D and 7F. Management determined the private warrants do not meet the criteria for equity treatment and must be recorded as liabilities. Accordingly, YS Group records the private warrants as liabilities at their FV and adjusts them to FV at each reporting period. Management further determined its public warrants qualify for equity treatment. Warrant liability is subject to re-measurement at each balance sheet date until exercised, and any change in FV is recognized in statements of operations. The private warrants are valued using a Binomial Option Pricing Model.

Upon the consummation of the business combination, each Summit Warrant outstanding ceased to be a warrant with respect to Summit Public Shares and be assumed by YS Biopharma and converted into a YS Biopharma Warrant entitling the holder thereof to purchase such number of Ordinary Share on a one-on-one basis. Each YS Biopharma Warrant will otherwise continue to have and be subject to substantially the same terms and conditions as were applicable to such Summit Warrant immediately prior to the consummation of the Business Combination (including any repurchase rights and cashless exercise provisions). Upon the consummation of the Business Combination with Summit, YS Group had 10,000,000 public and 6,000,000 private warrants.

The private warrants are accounted for as liabilities in accordance with ASC 815-40 and are presented within warrant liabilities on the balance sheets. The warrants were classified as Level 3 at the initial measurement date due to the use of unobservable inputs. The Binomial Option Pricing Model with the following key assumptions is used for estimating the FV of private warrants.

As of September 30, 2023
Fair value of the underlying asset as of the Valuation Date	0.8
Strike price	11.5
Life to expiration (Years.)	4.5
Volatility	67.0%
Number of steps	100
Redemption price (per share)	0.1

As of September 30, 2023, the value of the private warrants was RMB2.2 million. The change in FV from March 31, 2023 to September 30, 2023 was RMB6.9 million. The table below reflects the movement of warrant liabilities for the six months ended September 30, 2023:

	April 1, 2023	Additions	Change in fair value	Foreign currency translation	September 30, 2023	September 30, 2023
	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)	(US$)
Private Warrants	8,792,389	—	(6,851,308)	244,041	2,185,122	$304,343
Total	8,792,389	—	(6,851,308)	244,041	2,185,122	$304,343

NOTE 13 — WARRANTS

As of March 31, 2023, YS Group has 10,750,000 public warrants and 6,000,000 private warrants.

YS Group accounts for its outstanding warrants in accordance with ASC 815-40-15-7D and 7F. Management determined that the private warrants do not meet the criteria for equity treatment and must be recorded as liabilities. Accordingly, YS Group classifies the private warrants as liabilities at their FV and adjusts the private warrants to FV at each reporting period. Management has further determined that its public warrants qualify for equity treatment. Warrant liability is subject to re-measurement at each balance sheet date until exercised, and any change in FV is recognized in statements of operations. The private warrants are valued using a Binomial Option Pricing Model.

Upon the consummation of the business combination, each Summit Warrant outstanding immediately prior has ceased to be a warrant with respect to Summit Public Shares and be assumed by YS Biopharma and converted into a YS Biopharma Warrant entitling the holder thereof to purchase such number of Ordinary Share on a one-on-one basis. Each YS Biopharma Warrant will otherwise continue to have and be subject to substantially the same terms and conditions as were applicable to such Summit Warrant immediately prior to the consummation of the Business Combination (including any repurchase rights and cashless exercise provisions). Upon the consummation of the Business Combination with Summit, YS Group has 10,000,000 public and 6,000,000 private warrants.

The private warrants are accounted for as liabilities in accordance with ASC 815-40 and are presented within warrant liabilities on the balance sheets. The warrants were classified as Level 3 at the initial measurement date due to the use of unobservable inputs. The Binomial Option Pricing Model with the following key assumptions is used for estimating the FV of private warrants.

As of March 31, 2023
Fair value of the underlying asset as of the Valuation Date	1.6
Strike price	11.5
Life to expiration (Years.)	4.9
Volatility	62.9%
Number of steps	100
Redemption price (per share)	0.1

As of March 31, 2023, the value of the private warrants was RMB8.7 million. The change in FV from March 31, 2022 to March 31, 2023 was RMB21,358. The table below reflects the movement of warrant liabilities for the year ended March 31, 2023:

	April 1, 2022	Additions	Change in fair value	Foreign currency translation	March 31, 2023	March 31, 2023
	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)	(US$)
Private Warrants	—	8,814,592	(21,358)	(845)	8,792,389	$1,279,507
Total	—	8,814,592	(21,358)	(845)	8,792,389	$1,279,507